Parent Company - Financial Information	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
PARENT COMPANY - FINANCIAL INFORMATION

NOTE 23: Parent Company – Financial Information

The following represents the condensed financial information of Pathfinder Bancorp, Inc. as of and for the years ended December 31:

Statements of Condition	2019	2018
(In thousands)
Assets
Cash	$14,514	$3,063
Investments	534	453
Investment in bank subsidiary	88,372	74,769
Investment in non-bank subsidiary	155	193
Other assets	3,193	1,961
Total assets	$106,768	$80,439
Liabilities and Shareholders' Equity
Accrued liabilities	$971	$886
Subordinated loans	15,128	15,094
Shareholders' equity	90,669	64,459
Total liabilities and shareholders' equity	$106,768	$80,439

Statements of Income	2019	2018
(In thousands)
Income
Dividends from non-bank subsidiary	$6	$6
Gains (losses) on marketable equity securities	81	(62)
Operating, net	79	-
Total income (loss)	166	(56)
Expenses
Interest	863	846
Operating, net	337	175
Total expenses	1,200	1,021
Loss before taxes and equity in undistributed net income of subsidiaries	(1,034)	(1,077)
Tax benefit	235	340
Loss before equity in undistributed net income of subsidiaries	(799)	(737)
Equity in undistributed net income of subsidiaries	5,075	4,768
Net income	$4,276	$4,031

Statements of Cash Flows	2019	2018
(In thousands)
Operating Activities
Net Income	$4,276	$4,031
Equity in undistributed net income of subsidiaries	(5,075)	(4,768)
Stock based compensation and ESOP expense	630	773
Amortization of deferred financing from subordinated loan	34	35
Net change in other assets and liabilities	(1,256)	(1,372)
Net cash flows from operating activities	(1,391)	(1,301)
Investing Activities
Capital contributed to wholly-owned bank subsidiary	(5,700)	-
Net cash flows from investing activities	(5,700)	-
Financing activities
Proceeds from exercise of stock options	218	385
Net proceeds from common stock private placement	4,199	-
Net proceeds from preferred stock private placement	15,370	-
Cash dividends paid to common shareholders	(1,091)	(1,025)
Cash dividends paid to preferred shareholders	(139)	-
Cash dividends paid on warrants	(15)	-
Net cash flows from financing activities	18,542	(640)
Change in cash and cash equivalents	11,451	(1,941)
Cash and cash equivalents at beginning of year	3,063	5,004
Cash and cash equivalents at end of year	$14,514	$3,063